Loans(Table)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables Abstract [Abstract]
Schedule Of Details Of Loans Table Text Block [Text Block]

Details of loans as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Loans	￦	267,045,265	￦	291,513,253
Deferred loan origination fees and costs		718,625		719,816
Less: Allowances for loan losses		(2,277,756)		(2,110,231)

Carrying amount	￦	265,486,134	￦	290,122,838

Schedule Of Details Of Loans For Other Banks Table Text Block [Text Block]
Details of loans for other banks as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Loans	￦	5,542,989	￦	5,314,577
Less: Allowances for loan losses		(66)		(77)

Carrying amount	￦	5,542,923	￦	5,314,500

Schedule Of Details Of Loan Types And Customer Types Of Loans Other Than Banks Table Text Block [Text Block]

Details of loan types and customer types of loans to customer, other than banks, as of December 31, 2016 and 2017, are as follows:

	2016
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	130,381,597	￦	101,541,864	￦	—	￦	231,923,461
Loans in foreign currencies		72,329		2,685,932		—		2,758,261
Domestic import usance bills		—		2,962,676		—		2,962,676
Off-shore funding loans		—		559,915		—		559,915
Call loans		—		263,831		—		263,831
Bills bought in Korean won		—		5,568		—		5,568
Bills bought in foreign currencies		—		2,834,171		—		2,834,171
Guarantee payments under payment guarantee		172		11,327		—		11,499
Credit card receivables in Korean won		—		—		13,525,992		13,525,992
Credit card receivables in foreign currencies		—		—		4,251		4,251
Reverse repurchase agreements		—		1,244,200		—		1,244,200
Privately placed bonds		—		1,468,179		—		1,468,179
Factored receivables		810,582		17,898		—		828,480
Lease receivables		1,470,503		66,764		—		1,537,267
Loans for installment credit		2,293,150		—		—		2,293,150

Sub-total		135,028,333		113,662,325		13,530,243		262,220,901

Proportion (%)		51.49		43.35		5.16		100.00
Less: Allowances		(481,289)		(1,382,106)		(414,295)		(2,277,690)

Total	￦	134,547,044	￦	112,280,219	￦	13,115,948	￦	259,943,211

	2017
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	140,630,735	￦	112,014,669	￦	—	￦	252,645,404
Loans in foreign currencies		121,166		3,078,907		—		3,200,073
Domestic import usance bills		—		2,128,868		—		2,128,868
Off-shore funding loans		—		730,817		—		730,817
Call loans		—		335,200		—		335,200
Bills bought in Korean won		—		4,168		—		4,168
Bills bought in foreign currencies		—		3,875,550		—		3,875,550
Guarantee payments under payment guarantee		105		6,373		—		6,478
Credit card receivables in Korean won		—		—		15,200,843		15,200,843
Credit card receivables in foreign currencies		—		—		4,004		4,004
Reverse repurchase agreements		—		1,197,700		—		1,197,700
Privately placed bonds		—		1,994,932		—		1,994,932
Factored receivables		51,401		1,419		—		52,820
Lease receivables		1,773,901		60,527		—		1,834,428
Loans for installment credit		3,693,672		13,535		—		3,707,207

Sub-total		146,270,980		125,442,665		15,204,847		286,918,492

Proportion (%)		50.98		43.72		5.30		100.00
Less: Allowances		(429,299)		(1,231,589)		(449,266)		(2,110,154)

Total	￦	145,841,681	￦	124,211,076	￦	14,755,581	￦	284,808,338

Schedule Of Changes In Deffered Loan Origination Fees And Costs Table Text Block [Text Block]

Changes in deferred loan origination fees and costs for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Increase		Decrease		Business combination		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	659,553	￦	368,551	￦	(383,926)	￦	18,863	￦	—	￦	663,041
Other origination costs		77,908		80,535		(58,565)		—		—		99,878

Sub-total		737,461		449,086		(442,491)		18,863		—		762,919

Deferred loan origination fees
Loans in Korean won		43,720		13,204		(37,442)		363		—		19,845
Other origination fees		17,465		23,371		(16,389)		—		2		24,449

Sub-total		61,185		36,575		(53,831)		363		2		44,294

Total	￦	676,276	￦	412,511	￦	(388,660)	￦	18,500	￦	(2)	￦	718,625

	2017
	Beginning		Increase		Decrease		Business combination		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	663,041	￦	334,438	￦	(358,721)	￦	12,532	￦	(18,610)	￦	632,680
Other origination costs		99,878		101,656		(75,267)		—		(2)		126,265

Sub-total		762,919		436,094		(433,988)		12,532		(18,612)		758,945

Deferred loan origination fees
Loans in Korean won		19,845		7,904		(16,188)		—		—		11,561
Other origination fees		24,449		19,356		(16,228)		—		(9)		27,568

Sub-total		44,294		27,260		(32,416)		—		(9)		39,129

Total	￦	718,625	￦	408,834	￦	(401,572)	￦	12,532	￦	(18,603)	￦	719,816